Shareholders' Equity (Details) - Schedule of Profit Reserve - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Profit Reserve [Abstract]
Net income for the year	R$ 710	R$ 1,220	R$ 1,610
Tax incentive reserve	(710)	(753)	(709)
Base for legal reserve		R$ 467	R$ 901
% Legal reserve	5.00%	5.00%	5.00%
Legal reserve for the year		R$ 23	R$ 5